Land Use Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Land Use Rights, Net [Abstract]
Land use rights	$ 143,194	$ 77,590
Less: accumulated depreciation and amortization	4,087	1,892
Land use rights, net	139,107	75,698
Land use rights, amortization expenses	2,256	1,714	140
Land use rights, future amortization expense per year in next five years	$ 3,278